JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.8%
Aerospace & Defense — 1.4%
HEICO Corp.	77	9,616
TransDigm Group, Inc.	24	12,600

		22,216

Airlines — 1.2%
Delta Air Lines, Inc.	98	5,633
United Airlines Holdings, Inc. *	153	13,500

		19,133

Automobiles — 0.9%
General Motors Co.	368	13,785

Banks — 5.1%
Bank of America Corp.	1,235	36,028
Citigroup, Inc.	499	34,485
M&T Bank Corp.	15	2,306
Popular, Inc. (Puerto Rico)	165	8,902

		81,721

Biotechnology — 5.9%
AbbVie, Inc.	303	22,905
Amgen, Inc.	191	36,872
Celgene Corp. *	62	6,147
Gilead Sciences, Inc.	444	28,154

		94,078

Building Products — 0.8%
Armstrong World Industries, Inc.	71	6,885
Johnson Controls International plc	141	6,206

		13,091

Capital Markets — 0.6%
Ameriprise Financial, Inc.	59	8,723

Chemicals — 1.3%
CF Industries Holdings, Inc.	263	12,920
Huntsman Corp.	353	8,204

		21,124

Communications Equipment — 2.1%
Cisco Systems, Inc.	684	33,796

Construction & Engineering — 0.8%
MasTec, Inc. *	197	12,765

Consumer Finance — 3.0%
American Express Co.	280	33,142
Credit Acceptance Corp. *	26	12,144
Discover Financial Services	24	1,946

		47,232

Containers & Packaging — 0.9%
Ball Corp.	83	6,043
Berry Global Group, Inc. *	89	3,476
Crown Holdings, Inc. *	65	4,320

		13,839

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	212	12,790

Electric Utilities — 1.1%
Exelon Corp.	377	18,223

Electronic Equipment, Instruments & Components — 1.2%
CDW Corp.	49	6,039
Tech Data Corp. *	117	12,217

		18,256

Entertainment — 0.8%
Live Nation Entertainment, Inc. *	188	12,479

Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.	125	27,531
Essex Property Trust, Inc.	40	13,066
SBA Communications Corp.	48	11,527

		52,124

Food & Staples Retailing — 1.1%
Walgreens Boots Alliance, Inc.	318	17,600

Food Products — 3.2%
General Mills, Inc.	549	30,278
Hershey Co. (The)	91	14,073
Pilgrim’s Pride Corp. *	111	3,570
Tyson Foods, Inc., Class A	34	2,963

		50,884

Health Care Equipment & Supplies — 0.3%
Cooper Cos., Inc. (The)	13	3,950

Health Care Providers & Services — 4.1%
Anthem, Inc.	120	28,692
Humana, Inc.	35	8,897
McKesson Corp.	93	12,655
UnitedHealth Group, Inc.	66	14,278

		64,522

Hotels, Restaurants & Leisure — 2.3%
Planet Fitness, Inc., Class A *	87	5,058
Starbucks Corp.	293	25,934
Wyndham Destinations, Inc.	134	6,185

		37,177

Household Durables — 1.5%
NVR, Inc. *	2	7,955
PulteGroup, Inc.	330	12,076
Whirlpool Corp.	22	3,500

		23,531

Household Products — 1.0%
Procter & Gamble Co. (The)	122	15,199

Independent Power and Renewable Electricity Producers — 2.1%
AES Corp.	640	10,457
NRG Energy, Inc.	301	11,904
Vistra Energy Corp.	399	10,676

		33,037

Industrial Conglomerates — 0.9%
Carlisle Cos., Inc.	59	8,514
Roper Technologies, Inc.	15	5,385

		13,899

Insurance — 3.6%
Allstate Corp. (The)	121	13,139
Lincoln National Corp.	181	10,930
Progressive Corp. (The)	77	5,941
Travelers Cos., Inc. (The)	181	26,928

		56,938

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Interactive Media & Services — 3.0%
Alphabet, Inc., Class A *	17	21,126
Alphabet, Inc., Class C *	22	26,330

		47,456

Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc. *	13	22,740
eBay, Inc.	802	31,270
Expedia Group, Inc.	51	6,801

		60,811

IT Services — 4.3%
Euronet Worldwide, Inc. *	74	10,812
Leidos Holdings, Inc.	145	12,487
Mastercard, Inc., Class A	81	21,970
PayPal Holdings, Inc. *	219	22,717

		67,986

Life Sciences Tools & Services — 0.6%
IQVIA Holdings, Inc. *	69	10,247

Machinery — 1.6%
Allison Transmission Holdings, Inc.	279	13,136
Cummins, Inc.	41	6,735
Dover Corp.	63	6,272

		26,143

Media — 5.4%
AMC Networks, Inc., Class A *	172	8,475
Comcast Corp., Class A	1,008	45,436
Discovery, Inc., Class A * (a)	88	2,334
Discovery, Inc., Class C *	235	5,791
Nexstar Media Group, Inc., Class A	111	11,330
Omnicom Group, Inc.	28	2,193
Sinclair Broadcast Group, Inc., Class A	231	9,873

		85,432

Multiline Retail — 0.8%
Dollar General Corp.	79	12,524

Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	322	38,154
ConocoPhillips	376	21,425
CVR Energy, Inc.	81	3,544
HollyFrontier Corp.	245	13,120
PBF Energy, Inc., Class A	35	946
Peabody Energy Corp.	179	2,638

		79,827

Personal Products — 0.3%
Herbalife Nutrition Ltd. * (a)	110	4,153

Pharmaceuticals — 2.4%
Allergan plc	71	11,898
Bristol-Myers Squibb Co.	200	10,157
Horizon Therapeutics plc *	204	5,549
Jazz Pharmaceuticals plc *	86	10,982

		38,586

Professional Services — 0.4%
ManpowerGroup, Inc.	77	6,520

Road & Rail — 1.2%
CSX Corp.	286	19,790

Semiconductors & Semiconductor Equipment — 4.1%
Lam Research Corp.	141	32,494
NXP Semiconductors NV (Netherlands)	220	24,050
QUALCOMM, Inc.	119	9,062

		65,606

Software — 8.2%
Atlassian Corp. plc, Class A *	60	7,526
Fortinet, Inc. *	70	5,343
Microsoft Corp.	413	57,406
Oracle Corp.	797	43,870
VMware, Inc., Class A	107	15,996

		130,141

Specialty Retail — 1.9%
AutoZone, Inc. *	11	11,714
O’Reilly Automotive, Inc. *	32	12,872
Ross Stores, Inc.	52	5,756

		30,342

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	107	24,054
HP, Inc.	613	11,589
Xerox Holdings Corp.	208	6,206

		41,849

Tobacco — 0.9%
Altria Group, Inc.	345	14,115

TOTAL COMMON STOCKS (Cost $1,265,082)		1,553,640

SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c)(Cost $36,322)	36,311	36,322

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (b) (c)	4	4
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	1,982	1,982

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,986)		1,986

Total Investments — 100.2% (Cost $1,303,390)		1,591,948
Liabilities in Excess of Other Assets — (0.2)%		(3,182)

Net Assets — 100.0%		1,588,766

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $1,882,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	225	12/2019	USD	33,491	(232)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,591,948	$–	$–	$1,591,948

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(232)	$–	$–	$(232)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17%(a)(b)	$63,458	$175,122	$202,251	$(1)	$(6)	$36,322	36,311	$253	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22%(a)(b)	2,004	—	2,000	— (c)	—	4	4	10	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00%(a)(b)	5,075	14,909	18,002	—	—	1,982	1,982	20	—

Total	$70,537	$190,031	$222,253	$(1)	$(6)	$38,308		$283	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
(c)	Amount rounds to less than one thousand.